FINANCING INCOME (EXPENSE), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Interest expense	$ (5,687)	$ (7,312)	$ (6,755)
Interest income	13,596	5,368	8,484
Series G Debentures amortization, related exchange rate and related hedging results	(772)	(1,773)	(3,045)
Exchange rate and related hedging results	(3,986)	(7,092)	5,509
Marketable securities fair value adjustments	(9,225)	0	0
Bank fees and others	(6,693)	(2,064)	(1,323)
FINANCING INCOME (EXPENSE), NET	$ (12,767)	$ (12,873)	$ 2,870